Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Actual [Abstract]
Total capital (to risk weighted assets), actual amount	$ 16,053	$ 15,027
Tier I capital (to risk weighted assets), actual amount	15,193	14,222
Tier I capital (to average assets), actual amount	15,193	14,222
Ratio [Abstract]
Total capital (to risk weighted assets) actual ratio (in hundredths)	22.27%	22.77%
Tier I capital (to risk weighted assets) actual ratio (in hundredths)	2108.00%	2155.00%
Tier I capital (to average assets) actual ratio (in hundredths)	1358.00%	1323.00%
Minimum Required For Capital Adequacy Purposes [Abstract]
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	5,766	5,279
Tier I capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	2,883	2,639
Tier I capital (to average assets) minimum capital required for capital adequacy purposes, amount	4,476	4,300
Ratio - Capital Adequacy [Abstract]
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio (in hundredths)	8.00%	8.00%
Tier I capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio (in hundredths)	400.00%	400.00%
Tier I capital (to average assets) minimum required for capital adequacy purposes (to average assets) ratio (in hundredths)	400.00%	400.00%
Minimum Required to be Well Capitalized Under Prompt Corrective Action Regulations [Abstract]
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	7,207	6,598
Tier I capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	4,324	3,959
Tier I capital (to average assets) minimum capital required to be well capitalized und prompt corrective action regulations, amount	$ 5,595	$ 5,375
Ratio - Well Capitalized under Prompt Corrective Action Provisions [Abstract]
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, ratio (in hundredths)	10.00%	10.00%
Tier I capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action requirements (in hundredths)	600.00%	600.00%
Tier I capital (to average assets) minimum required to be well capitalized under prompt corrective action regulations (to average assets) ratio (in hundredths)	500.00%	500.00%